EXHIBIT 99.3

John Deere Owner Trust 2010
Servicer’s Certificate

$224,000,000 Class A-1 0.34384% Asset Backed Notes due May 16, 2011
$147,000,000 Class A-2 0.72000% Asset Backed Notes due July 16, 2012
$267,000,000 Class A-3 1.32000% Asset Backed Notes due May 15, 2014
$70,189,000 Class A-4 2.13000% Asset Backed Notes due October 17, 2016
$39,240,380 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Aug-12
Actual Payment Date (A/360)				15-Aug-12
Collection Period Begin Date				25-Jun-12
Collection Period End Date				29-Jul-12
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				30

(1)	Total Distribution Amount:			$15,154,393.83
	(a)	Total cash receipts during the month:		$14,664,307.44
	(b)	Administrative repurchases during the month:		$489,163.32
	(c)	Investment earnings on cash accounts:		$923.07

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$197,550.28
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$72,964.80
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$124,585.48
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$14,444,806.67
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$14,444,806.67
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	100.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$14,444,806.67

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%

		(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:		$14,642,356.95

(6)	Reserve Account balance:
	(a)	Beginning balance:	$14,948,588.00
	(b)	Amount of deposit from Collection Account to Reserve Account:	$366,821.40
		(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii) Amount of excess to Reserve Account from Collection Account:	$366,821.40
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$366,821.40
	(e)	Ending Balance (after giving effect to all distributions):	$14,948,588.00
	(f)	Specified Reserve Account Balance:	$14,948,588.00

(7)	Servicing Fee:		$145,115.48
	(a)	Amount of Servicing Fee earned:	$145,115.48
	(b)	Amount of Servicing Fee paid:	$145,115.48
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:	0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d)	Certificateholders’ Principal Distributable Amount:	$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):		$366,821.40

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$159,707,955.13

	(b)	Note Value as of the end of the related Collection Period:	$161,316,212.46

	(c)	Number of Accounts at the end of the related Collection Period:	7,389

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii) Class A-2 Note Pool Factor:	0.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$51,886,832.46
		(ii) Class A-3 Note Pool Factor:	0.1943327

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$70,189,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

	(e)	(i) Outstanding Principal Balance of Certificates:	$39,240,380.00
		(ii) Certificate Pool Factor:	1.0000000

(14)	Aggregate amount of Purchased Receivables for related Collection Period:		$0.00

(15)	(i)	Aggregate amount of net losses for the collection period:	$23,221.61

	(ii)	Cumulative amount of net losses:	$1,393,167.73
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.19%

(16)	(i)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.65%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	7,945
	(b)	Number of loans at the end of the period:	7,389
	(c)	Weighted average remaining term on receivables:	21.96
	(d)	Prepayment amount - monthly:	$(2,273,736.94)
	(e)	Prepayment amount - life-to-date:	$105,867,123.26
	(f)	Weighted average APR of the pool assets:	4.11%
	(g)	Pool Factor:	0.21